TAXES RECOVERABLE	3 Months Ended
Mar. 31, 2026
TAXES RECOVERABLE
TAXES RECOVERABLE

4) TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	March 31, 2026	December 31, 2025
VAT recoverable	$1,478	$1,731
GST recoverable	22	22
Income taxes recoverable	17	17
	$1,517	$1,770